Acquisition - VanderSat Schedule of Purchase Consideration (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Dec. 13, 2021	Jan. 31, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 103,219		$ 88,393	$ 88,393
VanderSat
Business Acquisition [Line Items]
Goodwill		$ 14,826
Deferred tax asset		892
Property and equipment		61
Net working capital acquired, net of cash acquired		(394)
Deferred tax liability		(2,568)
Total purchase consideration		22,771
VanderSat | Customer relationships
Business Acquisition [Line Items]
Identifiable intangible assets acquired		671
VanderSat | Developed technology
Business Acquisition [Line Items]
Identifiable intangible assets acquired		8,487
VanderSat | Other
Business Acquisition [Line Items]
Identifiable intangible assets acquired		$ 796